SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2018	2017	2016

Network and IT costs	1,176	1,185	1,043
Personnel costs	889	927	775
Customer associated costs	867	893	822
Losses on receivables	62	59	58
Taxes, other than income taxes	217	219	244
Other	486	465	726
Total selling, general and administrative expenses	3,697	3,748	3,668

Schedule of operating lease commitments	Operating lease commitments are as follows as of December 31:

	2018	2017

Less than 1 year	102	70
Between 1 and 3 years	211	151
Between 3 and 5 years	139	78
More than 5 years	180	167
Total commitments	632	466